CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 46,250	$ 35,902,286	$ (37,261,903)	$ (1,313,367)
Balance, shares at Dec. 31, 2014	46,249,719
Common stock issued for cash	$ 546	213,704		214,250
Common stock issued for cash, shares	545,865
Common stock and warrants issued for cash	$ 652	149,348		150,000
Common stock and warrants issued for cash, shares	652,174
Common stock issued for cash in connection with stock purchase agreement	$ 458	198,662		199,120
Common stock issued for cash in connection with stock purchase agreement, shares	457,797
Common stock issued for services	$ 24	11,603
Common stock issued for services, shares	24,542
Common stock issued for interest	$ 529	211,441		211,970
Common stock issued for interest, shares	529,384
Common stock issued as a commitment fee	$ 291	(291)
Common stock issued as a commitment fee, shares	291,097
Common stock issued for settlement	$ 200	135,800		136,000
Common stock issued for settlement, shares	200,000
Common stock issued to purchase vehicle	$ 22	15,978		16,000
Common stock issued to purchase vehicle, shares	21,918
Warrants issued as settlement
Options, warrants and stock appreciation rights vested		1,356,286		1,356,286
Loan discount from beneficial conversion feature and warrants		559,678		559,678
Net loss			(6,023,980)	(6,023,980)
Balance at Dec. 31, 2015	$ 48,972	38,754,495	(43,285,883)	$ (4,482,416)
Balance, shares at Dec. 31, 2015	48,972,496			48,972,496
Common stock issued for cash	$ 1,592	498,408		$ 500,000
Common stock issued for cash, shares	1,591,700
Common stock issued for cash in connection with stock purchase agreement	$ 2,078	712,997		715,075
Common stock issued for cash in connection with stock purchase agreement, shares	2,078,008
Common stock issued for services	$ 31	13,036		13,067
Common stock issued for services, shares	30,240
Common stock issued for interest	$ 933	445,009		445,942
Common stock issued for interest, shares	932,736
Extension of warrant expiration dates		206,620		206,620
Warrants issued as settlement		70,631		70,631
Warrants issued for services		44,477		44,477
Options, warrants and stock appreciation rights vested		434,687		434,687
Loan discount from beneficial conversion feature and warrants		360,344		360,344
Net loss			(4,672,043)	(4,672,043)
Balance at Dec. 31, 2016	$ 53,605	$ 41,540,705	$ (47,957,926)	$ (6,363,616)
Balance, shares at Dec. 31, 2016	53,605,180			53,605,180